Ordinary Shares	12 Months Ended
Dec. 31, 2011
Ordinary Shares

11. Ordinary Shares

In November 2005, the Company issued 12,000,000 ordinary shares to the founders for a consideration of US$ 12,000, equal to the par value of US$ 0.0001.

The holders of the ordinary shares are granted certain registration rights, which include Demand Registration Rights, Form S-3 or Form F-3 Registration Rights and Piggyback Registration Rights. All registration expenses incurred in connection with any demand, piggyback or S-3/F-3 registration, other than any underwriting discounts and selling commissions, shall be borne by the Company.

As of December 31, 2010, the Company was authorized to issue a maximum number of 9,928,751,976 ordinary shares, respectively, at par value of US$0.0001 per share.

On October 28, 2010, the shareholders of the Company adopted a dual-class ordinary share structure effective immediately prior to the completion of the IPO pursuant to which the ordinary shares of the Company are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to four votes on all matters subject to shareholders’ vote, and each Class B ordinary share is entitled to one vote on all matters subject to shareholders’ vote. Each Class A ordinary share is convertible into one Class B ordinary share at any time by the holder thereof. Class B ordinary shares are not convertible into Class A ordinary shares under any circumstances. The dual-class ordinary share structure is viewed as a transfer of value or compensation from holders of Class B ordinary shares to the benefits of Mr. Gary Wei Wang, the sole director and a beneficial owner of First Easy Group Limited, which is the holder of Class A ordinary shares, as an employee in accordance with ASC 718-10-15-4. Therefore, when the dual class structure became effective immediately prior to the completion of the IPO in August 2011, a compensation charge should be recorded based on the incremental fair value and was measured on October 28, 2010, which was considered as the grant date. Based on the assessment the Company performed, the incremental fair value was not material to the Company’s consolidated results of operations or financial condition.

In August 2011, the Company adopted its Amended and Restated Memorandum of Association, pursuant to which, immediately prior to the completion of its initial public offering, the authorized share capital of the Company increased to US$ 1,000,000, divided into a) 9,990,000,000 ordinary shares with a par value of US$ 0.0001 each, of which i) 12,357,500 shares were designated as Class A Ordinary Shares and ii) 9,977,642,500 shares were designated as Class B Ordinary Shares, and b) 10,000,000 preferred shares of a par value of US$ 0.0001 each. Upon the completion of its initial public offering in August 2011, 12,000,000 ordinary shares were divided into 8,913,333 class A Ordinary Shares and 3,086,667 Class B Ordinary Shares, and the Company issued 1) 69,914,684 Class B Ordinary Shares in conjunction with the conversion of all Series A, B, C, D and E Preferred Shares, 2) 9,230,878 Class B Ordinary Shares for the exercise of the all the warrants by warrant holders and 3) 22,280,000 Class B Ordinary Shares with the IPO price of US$ 7.25 per share for the initial public offering.

As of December 31, 2011, the Company was authorized to issue a maximum number of 9,990,000,000 ordinary shares, respectively, at par value of US$0.0001 per share and total 113,425,562 shares were issued and outstanding, comprised of (i) 8,913,333 Class A Ordinary Shares and (ii) 104,512,229 Class B Ordinary Shares.